Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
October 31, 2021
RW34-NPRT1-1221
1.858597.115
Domestic Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	16,140	278,409
Fidelity Series Commodity Strategy Fund (a)	56,627	241,795
Fidelity Series Large Cap Growth Index Fund (a)	9,260	179,005
Fidelity Series Large Cap Stock Fund (a)	9,986	193,924
Fidelity Series Large Cap Value Index Fund (a)	23,249	374,536
Fidelity Series Small Cap Opportunities Fund (a)	6,173	92,836
Fidelity Series Value Discovery Fund (a)	7,877	136,974
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,180,360)		1,497,479

International Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,605	97,558
Fidelity Series Emerging Markets Fund (a)	5,811	65,718
Fidelity Series Emerging Markets Opportunities Fund (a)	23,977	592,003
Fidelity Series International Growth Fund (a)	10,689	219,229
Fidelity Series International Index Fund (a)	7,335	92,057
Fidelity Series International Small Cap Fund (a)	3,253	78,469
Fidelity Series International Value Fund (a)	18,689	217,164
Fidelity Series Overseas Fund (a)	14,982	218,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,169,927)		1,580,782

Bond Funds - 51.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	34,138	344,450
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,347	103,780
Fidelity Series Corporate Bond Fund (a)	57,238	634,764
Fidelity Series Emerging Markets Debt Fund (a)	5,308	48,670
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,615	16,055
Fidelity Series Floating Rate High Income Fund (a)	1,047	9,759
Fidelity Series Government Bond Index Fund (a)	78,439	830,671
Fidelity Series High Income Fund (a)	5,841	55,844
Fidelity Series Inflation-Protected Bond Index Fund (a)	56,732	638,802
Fidelity Series International Credit Fund (a)	266	2,647
Fidelity Series International Developed Markets Bond Index Fund (a)	10,552	103,412
Fidelity Series Investment Grade Bond Fund (a)	76,543	894,025
Fidelity Series Investment Grade Securitized Fund (a)	59,840	618,146
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,641	252,249
Fidelity Series Real Estate Income Fund (a)	2,832	33,299
TOTAL BOND FUNDS (Cost $4,437,590)		4,586,573

Short-Term Funds - 13.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	253,770	253,770
Fidelity Series Short-Term Credit Fund (a)	21,623	217,965
Fidelity Series Treasury Bill Index Fund (a)	70,715	707,155
TOTAL SHORT-TERM FUNDS (Cost $1,177,203)		1,178,890

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,965,080)	8,843,724
NET OTHER ASSETS (LIABILITIES) - 0.0%	(454)
NET ASSETS - 100.0%	8,843,270

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	347,789	4,692	-	10	1,343	344,450
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	104,945	1,502	-	(3)	340	103,780
Fidelity Series Blue Chip Growth Fund	289,125	63,045	46,384	49,235	1,116	(28,493)	278,409
Fidelity Series Canada Fund	94,119	5,620	7,090	-	40	4,869	97,558
Fidelity Series Commodity Strategy Fund	241,470	83,891	27,501	75,019	(3,745)	(52,320)	241,795
Fidelity Series Corporate Bond Fund	661,972	23,527	39,057	4,134	(332)	(11,346)	634,764
Fidelity Series Emerging Markets Debt Fund	48,903	2,157	1,547	549	(7)	(836)	48,670
Fidelity Series Emerging Markets Debt Local Currency Fund	16,020	1,118	486	-	(5)	(592)	16,055
Fidelity Series Emerging Markets Fund	67,670	2,793	5,207	-	(78)	540	65,718
Fidelity Series Emerging Markets Opportunities Fund	613,000	36,582	51,137	-	(305)	(6,137)	592,003
Fidelity Series Floating Rate High Income Fund	9,394	548	297	97	1	113	9,759
Fidelity Series Government Bond Index Fund	833,826	38,905	28,767	2,176	(72)	(13,221)	830,671
Fidelity Series Government Money Market Fund 0.07%	304,584	4,197	55,011	54	-	-	253,770
Fidelity Series High Income Fund	56,358	2,348	2,690	678	18	(190)	55,844
Fidelity Series Inflation-Protected Bond Index Fund	863,559	10,859	237,040	-	10,296	(8,872)	638,802
Fidelity Series International Credit Fund	2,685	18	-	18	-	(56)	2,647
Fidelity Series International Developed Markets Bond Index Fund	-	105,742	1,457	-	(10)	(863)	103,412
Fidelity Series International Growth Fund	224,175	10,514	19,513	-	318	3,735	219,229
Fidelity Series International Index Fund	93,177	4,679	6,915	-	(8)	1,124	92,057
Fidelity Series International Small Cap Fund	78,585	2,256	5,273	-	174	2,727	78,469
Fidelity Series International Value Fund	222,330	9,485	21,854	-	131	7,072	217,164
Fidelity Series Investment Grade Bond Fund	912,167	32,421	38,220	4,610	(67)	(12,276)	894,025
Fidelity Series Investment Grade Securitized Fund	628,793	20,768	26,013	791	(254)	(5,148)	618,146
Fidelity Series Large Cap Growth Index Fund	184,445	7,537	24,816	-	6,185	5,654	179,005
Fidelity Series Large Cap Stock Fund	203,037	18,513	24,227	12,020	606	(4,005)	193,924
Fidelity Series Large Cap Value Index Fund	393,040	14,976	46,667	-	6,544	6,643	374,536
Fidelity Series Long-Term Treasury Bond Index Fund	269,756	18,453	31,496	1,238	(2,721)	(1,743)	252,249
Fidelity Series Overseas Fund	224,717	10,232	22,653	-	744	5,544	218,584
Fidelity Series Real Estate Income Fund	34,002	1,044	1,718	602	15	(44)	33,299
Fidelity Series Short-Term Credit Fund	261,084	5,675	46,458	1,435	(186)	(2,150)	217,965
Fidelity Series Small Cap Opportunities Fund	97,537	24,974	15,252	22,391	(56)	(14,367)	92,836
Fidelity Series Treasury Bill Index Fund	848,774	11,630	153,249	84	(78)	78	707,155
Fidelity Series Value Discovery Fund	144,435	6,217	17,083	-	1,845	1,560	136,974
	8,922,739	1,033,458	1,011,272	175,131	20,116	(121,317)	8,843,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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